JRI	Nuveen Real Asset Income and Growth Fund Portfolio of Investments September 30, 2019
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 138.5% (97.7% of Total Investments)

	COMMON STOCKS – 60.9% (43.0% of Total Investments)

	Air Freight & Logistics – 0.6%

40,283	bpost SA, (2)	$422,151
72,659	Oesterreichische Post AG, (2)	2,549,962
	Total Air Freight & Logistics	2,972,113

	Commercial Services & Supplies – 0.5%

158,796	Covanta Holding Corp	2,745,583

	Diversified Telecommunication Services – 1.7%

708,918	HKBN Ltd, (2)	1,306,458
889,568	HKT Trust & HKT Ltd, (2)	1,411,140
8,015,908	NetLink NBN Trust	5,161,638
478,595	Singapore Telecommunications Ltd, (2)	1,077,743
	Total Diversified Telecommunication Services	8,956,979

	Electric Utilities – 6.8%

4,678,369	AusNet Services, (2)	5,731,649
72,014	Cia de Transmissao de Energia Eletrica Paulista	428,103
729,644	Contact Energy Ltd, (2)	3,902,365
818,509	EDP – Energias de Portugal SA, (2)	3,176,495
121,207	Endesa SA, (2), (3)	3,188,434
252,023	Enel Chile SA	1,061,017
226,445	HK Electric Investments & HK Electric Investments Ltd	215,822
499,439	Infratil Ltd, (2)	1,539,862
195,766	Power Assets Holdings Ltd, (2)	1,314,145
17,690	PPL Corp	557,058
178,355	Red Electrica Corp SA, (2), (3)	3,612,711
46,321	Southern Co	2,861,248
3,202,822	Spark Infrastructure Group, (2)	4,669,402
597,821	Transmissora Alianca de Energia Eletrica SA	4,143,791
	Total Electric Utilities	36,402,102

	Equity Real Estate Investment Trust – 32.1%

429,144	Abacus Property Group, (2)	1,135,759
4,711	Altarea SCA, (2)	970,945
141,071	Armada Hoffler Properties Inc.	2,551,974
24,263	Ascendas Real Estate Investment Trust, (2)	54,796
275,321	Automotive Properties Real Estate Investment Trust	2,304,646
92,098	Brandywine Realty Trust	1,395,285
15,889	Brixmor Property Group Inc.	322,388
523,481	Centuria Industrial REIT, (2)	1,141,774
136,552	Centuria Metropolitan REIT	280,184
557,913	Centuria Metropolitan REIT, (WI/DD), (3)	1,144,753
194,576	Charter Hall Long Wale REIT, (2)	752,765
12,854	City Office REIT Inc.	184,969
4,249	Cofinimmo SA	598,351
80,621	Cominar Real Estate Investment Trust	801,433
28,704	Covivio, (2)	3,038,059
2,672,878	Cromwell European Real Estate Investment Trust	1,471,219
224,796	CT Real Estate Investment Trust	2,550,239
1,504	Dexus, (2)	12,114
316,415	Dream Global Real Estate Investment Trust	3,969,368
441,548	Dream Industrial Real Estate Investment Trust	4,409,314
13,575	Easterly Government Properties Inc.	289,147
58,629	EPR Properties	4,506,225

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Shares	Description (1)	Value

	Equity Real Estate Investment Trust (continued)

48,163	Equity Commonwealth	$1,649,583
2,342,068	ESR-REIT, (2)	898,480
1,707,284	Fortune Real Estate Investment Trust, (2)	1,955,001
1,457,763	Frasers Centrepoint Trust, (2)	2,891,214
7,479,695	Frasers Logistics & Industrial Trust, (2)	6,710,561
83,191	Globalworth Real Estate Investments Ltd, (2)	879,625
101,247	Growthpoint Properties Australia Ltd, (2)	295,299
44,155	ICADE	3,948,800
3,465,036	IGB Real Estate Investment Trust, (2)	1,688,362
42,426	Immobiliare Grande Distribuzione SIIQ SpA	259,881
71,729	Independence Realty Trust Inc.	1,026,442
71,650	Intervest Offices & Warehouses NV, (2)	2,057,664
1,095	Investors Real Estate Trust	81,764
410	Kenedix Retail REIT Corp, (2)	1,027,197
1,253,579	Keppel DC REIT, (2)	1,733,463
302,880	LXI REIT plc	484,873
1,777,170	Mapletree Industrial Trust, (2)	3,124,600
1,142,885	Mapletree Logistics Trust, (2)	1,339,769
407,584	Medical Properties Trust Inc.	7,972,343
171,963	MGM Growth Properties LLC	5,167,488
72,054	National Health Investors Inc.	5,936,529
737,926	National Storage REIT, (2)	894,232
644,496	NewRiver REIT PLC	1,540,503
856,735	Nexus Real Estate Investment Trust	1,293,331
91,247	Northview Apartment Real Estate Investment Trust	1,984,933
492,478	NorthWest Healthcare Properties Real Estate Investment Trust	4,375,187
54,103	NSI NV	2,338,144
165,130	Omega Healthcare Investors Inc.	6,900,783
33,938	Park Hotels & Resorts Inc.	847,432
828,457	Parkway Life Real Estate Investment Trust, (2)	1,876,368
203,146	Physicians Realty Trust	3,605,841
480,481	PLA Administradora Industrial S de RL de CV	738,715
512,660	Primary Health Properties PLC	835,832
94	Retail Properties of America Inc., Class A	1,158
7,745	Simon Property Group Inc.	1,205,509
34,126	SITE Centers Corp	515,644
23,386	SmartCentres Real Estate Investment Trust	573,684
6,704	Spirit Realty Capital Inc.	320,853
342,882	STAG Industrial Inc.	10,108,161
1,503	Star Asia Investment Corp, (2)	1,622,498
470,509	Stockland, (2)	1,445,257
459,623	Stride Property Group, (2)	667,626
5,347	Summit Industrial Income REIT	52,992
905,777	Target Healthcare REIT PLC	1,276,298
422,018	True North Commercial Real Estate Investment Trust	2,204,298
262	Urstadt Biddle Properties Inc., Class A	6,209
120,349	Ventas Inc.	8,789,087
972,242	VEREIT Inc.	9,508,527
353,997	VICI Properties Inc.	8,018,032
1,272,099	Viva Energy REIT, (2)	2,446,723
1,112,007	Warehouse Reit PLC	1,421,958
72,662	Weingarten Realty Investors	2,116,644
35,725	WP Carey Inc.	3,197,387
257,092	WPT Industrial Real Estate Investment Trust	3,637,852
	Total Equity Real Estate Investment Trust	171,382,343

	Gas Utilities – 1.6%

179,277	APA Group, (2)	1,388,477
79,792	Naturgy Energy Group SA, (2), (3)	2,116,304
1,038,465	Snam SpA, (2)	5,245,524
	Total Gas Utilities	8,750,305

Shares	Description (1)	Value

	Health Care Providers & Services – 0.2%

77,351	Sienna Senior Living Inc.	$1,112,229

	Independent Power & Renewable Electricity Producers – 0.7%

35,893	Brookfield Renewable Partners LP	1,457,556
1,045	Canadian Solar Infrastructure Fund Inc., (2)	1,097,400
398,840	Meridian Energy Ltd, (2)	1,298,972
317	TransAlta Renewables Inc.	3,261
	Total Independent Power & Renewable Electricity Producers	3,857,189

	Media – 0.3%

79,018	Eutelsat Communications SA, (2)	1,469,892

	Mortgage Real Estate Investment Trust – 2.4%

217,433	Blackstone Mortgage Trust Inc., Class A	7,794,973
100,420	KKR Real Estate Finance Trust Inc.	1,961,202
40,412	Starwood Property Trust Inc.	978,779
113,674	TPG RE Finance Trust Inc.	2,255,292
	Total Mortgage Real Estate Investment Trust	12,990,246

	Multi-Utilities – 4.1%

65,565	Dominion Energy Inc.	5,313,387
373,652	Engie SA, (2)	6,098,810
161,040	EON SE, (2)	1,565,729
30,245	National Grid PLC	1,637,162
1,450,493	REN – Redes Energeticas Nacionais SGPS SA, (2)	4,046,691
54,561	Suez, (2)	857,513
1,033,092	Vector Ltd, (2)	2,329,814
	Total Multi-Utilities	21,849,106

	Oil, Gas & Consumable Fuels – 6.7%

90,432	Enagas SA, (2)	2,090,471
198,500	Enbridge Inc.	6,963,380
6,859	Energy Transfer LP	89,716
215,113	Enterprise Products Partners LP	6,147,930
119,217	Gibson Energy Inc.	2,047,165
174,579	Inter Pipeline Ltd	3,063,714
49,246	Keyera Corp	1,195,791
154,141	Kinder Morgan Inc./DE	3,176,846
34,399	Magellan Midstream Partners LP	2,279,622
10,610	MPLX LP	297,186
50,103	ONEOK Inc.	3,692,090
48,762	Plains GP Holdings LP, Class A	1,035,217
123,687	Williams Cos Inc.	2,975,909
171,347	Z Energy Ltd, (2)	601,140
	Total Oil, Gas & Consumable Fuels	35,656,177

	Real Estate Management & Development – 1.3%

112,383	Cibus Nordic Real Estate AB, (3)	1,666,785
1,195,210	Corp Inmobiliaria Vesta SAB de CV	1,833,940
40,331	DIC Asset AG, (2)	516,192
3,337,297	Land & Houses PCL, (2), (3)	1,057,013
1,928,029	Sirius Real Estate Ltd	1,796,920
	Total Real Estate Management & Development	6,870,850

	Road & Rail – 0.1%

108,166	Aurizon Holdings Ltd, (2)	431,187
149,545	ComfortDelGro Corp Ltd, (2)	259,828
	Total Road & Rail	691,015

	Thrifts & Mortgage Finance – 0.2%

368,695	Real Estate Credit Investments Ltd	759,326

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Shares	Description (1)			Value

	Transportation Infrastructure – 1.3%

10,977	Grupo Aeroportuario del Pacifico SAB de CV			$1,059,500
82,055	Macquarie Infrastructure Corp			3,238,711
468,862	Sydney Airport, (2)			2,544,134
	Total Transportation Infrastructure			6,842,345

	Water Utilities – 0.3%

654,854	Aguas Andinas SA, (2)			358,152
1,032,364	Inversiones Aguas Metropolitanas SA, (2)			1,443,955
	Total Water Utilities			1,802,107
	Total Common Stocks (cost $292,314,380)			325,109,907

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 25.8% (18.1% of Total Investments)

	Diversified Financial Services – 0.2%

47,229	National Rural Utilities Cooperative Finance Corp	5.500%	A3	$1,295,491

	Electric Utilities – 4.9%

89,995	Duke Energy Corp	5.750%	BBB	2,486,562
58,065	Entergy Arkansas LLC	4.875%	A	1,552,078
15,492	Entergy Louisiana LLC	4.875%	A	409,918
17,489	Entergy Texas Inc.	5.375%	BBB–	455,938
107,464	Georgia Power Co	5.000%	BBB	2,910,125
126,942	Integrys Holding Inc., (2)	6.000%	BBB	3,490,905
12,541	NextEra Energy Capital Holdings Inc.	5.000%	BBB	319,043
71,027	NextEra Energy Capital Holdings Inc.	5.250%	BBB	1,943,299
40,213	NextEra Energy Capital Holdings Inc.	5.650%	BBB	1,107,868
70,976	NextEra Energy Inc.	4.872%	BBB	3,558,737
78,804	Southern Co	5.250%	BBB	2,108,795
64,254	Southern Co	5.250%	BBB	1,727,790
71,492	Southern Company	6.750%	BBB	3,825,537
	Total Electric Utilities			25,896,595

	Equity Real Estate Investment Trust – 13.5%

23,579	American Homes 4 Rent	6.500%	BB	638,991
86,912	American Homes 4 Rent	6.350%	BB	2,310,990
38,718	American Homes 4 Rent	5.875%	BB	1,027,189
71,861	American Homes 4 Rent	5.875%	BB	1,896,412
30,417	Armada Hoffler Properties Inc.	6.750%	N/R	819,738
45,988	Brookfield Property REIT Inc.	6.375%	N/R	1,152,459
88,951	CBL & Associates Properties Inc.	7.375%	CCC+	765,868
15,024	Cedar Realty Trust Inc.	7.250%	N/R	374,849
51,838	Cedar Realty Trust Inc.	6.500%	N/R	1,143,546
80,384	City Office REIT Inc.	6.625%	N/R	2,119,726
19,379	Colony Capital Inc.	7.500%	N/R	456,957
50,799	Colony Capital Inc.	7.125%	N/R	1,177,013
3,755	Colony Capital Inc.	7.150%	N/R	86,215
81,545	Colony Capital Inc.	7.125%	N/R	1,872,273
56,542	Digital Realty Trust Inc.	5.250%	Baa3	1,465,003
82,063	Digital Realty Trust Inc.	5.850%	Baa3	2,216,522
75,076	EPR Properties	5.750%	Baa3	1,948,222
36,739	Hersha Hospitality Trust	6.875%	N/R	934,640
116,896	Hersha Hospitality Trust	6.500%	N/R	2,893,176
75,746	Hersha Hospitality Trust	6.500%	N/R	1,923,948
125,109	Investors Real Estate Trust	6.625%	N/R	3,267,847
56,866	Kimco Realty Corp	5.250%	Baa2	1,469,986
1,713	Mid-America Apartment Communities Inc.	8.500%	BBB–	112,030
115,874	Monmouth Real Estate Investment Corp	6.125%	N/R	2,902,644
31,235	National Retail Properties Inc.	5.200%	Baa2	806,800
58,250	National Storage Affiliates Trust	6.000%	N/R	1,548,867
93,577	Pebblebrook Hotel Trust	6.500%	N/R	2,418,030
78,259	Pebblebrook Hotel Trust	6.375%	N/R	2,098,124
88,056	Pebblebrook Hotel Trust	6.300%	N/R	2,233,100

Shares		Description (1)	Coupon		Ratings (4)	Value

		Equity Real Estate Investment Trust (continued)

47,106		PS Business Parks Inc.	5.250%		BBB	$1,237,475
62,232		PS Business Parks Inc.	5.200%		Baa2	1,626,744
35,642		Public Storage	5.600%		A3	1,002,253
60,329		Public Storage	4.875%		A3	1,584,240
59,971		Rexford Industrial Realty Inc.	5.625%		N/R	1,522,064
31,238		Saul Centers Inc.	6.125%		N/R	807,502
41,490		Saul Centers Inc.	6.000%		N/R	1,071,272
75,510		SITE Centers Corp	6.375%		BB+	2,035,750
15,600		STAG Industrial Inc.	6.875%		BB+	407,472
38,251		Summit Hotel Properties Inc.	6.450%		N/R	1,005,810
117,011		Summit Hotel Properties Inc.	6.250%		N/R	3,131,214
17,944		Sunstone Hotel Investors Inc.	6.950%		N/R	495,075
87,052		Sunstone Hotel Investors Inc.	6.450%		N/R	2,231,143
35,663		UMH Properties Inc.	8.000%		N/R	927,238
73,424		UMH Properties Inc.	6.750%		N/R	1,918,569
32,585		Urstadt Biddle Properties Inc.	6.750%		N/R	827,659
50,385		Urstadt Biddle Properties Inc.	6.250%		N/R	1,372,991
46,293		Urstadt Biddle Properties Inc.	5.875%		N/R	1,157,325
133,247		Vornado Realty Trust	5.250%		Baa3	3,444,435
		Total Equity Real Estate Investment Trust				71,887,396

		Gas Utilities – 0.6%

80,980		South Jersey Industries Inc.	5.625%		BB+	2,097,382
32,988		Spire Inc.	5.900%		BBB	933,560
		Total Gas Utilities				3,030,942

		Independent Power & Renewable Electricity Producers – 0.2%

55,837		Brookfield Renewable Partners LP	5.750%		BBB–	1,076,828

		Multi-Utilities – 4.0%

35,851		Algonquin Power & Utilities Corp	6.200%		BB+	983,034
106,835		Brookfield Infrastructure Partners LP	5.350%		BBB–	2,024,047
53,972		CMS Energy Corp	5.875%		Baa2	1,524,709
127,576		Dominion Energy Inc.	5.250%		BBB–	3,397,349
49,489		DTE Energy Co	5.250%		Baa2	1,265,929
83,823		DTE Energy Co	5.375%		Baa2	2,197,839
80,505		DTE Energy Co	6.000%		Baa2	2,248,505
56,705		DTE Energy Co	5.250%		Baa2	1,578,100
76,550		NiSource Inc.	6.500%		BBB–	2,125,028
143,090		Sempra Energy	5.750%		Baa2	3,836,243
		Total Multi-Utilities				21,180,783

		Oil, Gas & Consumable Fuels – 1.0%

36,603		Energy Transfer Operating LP	7.600%		BB	927,520
58,881		NGL Energy Partners LP	9.000%		N/R	1,436,696
77,592		NuStar Energy LP	8.500%		B1	1,855,225
42,153		NuStar Energy LP	7.625%		B1	889,428
		Total Oil, Gas & Consumable Fuels				5,108,869

		Real Estate Management & Development – 1.4%

117,199		Brookfield Property Partners LP	6.500%		BB+	3,074,130
107,266		Brookfield Property Partners LP	6.375%		BB+	2,784,625
61,187		Landmark Infrastructure Partners LP	7.900%		N/R	1,583,520
		Total Real Estate Management & Development				7,442,275
		Total $25 Par (or similar) Retail Preferred (cost $130,936,389)				136,919,179

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		CORPORATE BONDS – 21.0% (14.8% of Total Investments)

		Chemicals – 0.2%

$800		Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A, (WI/DD)	11.000%	4/15/25	B–	$800,000

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Commercial Services & Supplies – 2.2%

$775		Atento Luxco 1 SA, 144A	6.125%	8/10/22	BB	$785,656
100		Clean Harbors Inc., 144A	4.875%	7/15/27	BB+	104,375
950		Clean Harbors Inc., 144A	5.125%	7/15/29	BB+	1,007,000
2,415		Covanta Holding Corp	5.875%	7/01/25	B1	2,517,638
900	EUR	DSV Miljoe Group AS	5.900%	5/10/21	N/R	993,776
2,165		GFL Environmental Inc., 144A	7.000%	6/01/26	CCC+	2,278,663
275		GFL Environmental Inc., 144A	8.500%	5/01/27	CCC+	304,906
350		Stericycle Inc., 144A, (6)	5.375%	7/15/24	BB+	359,625
1,810		Tervita Corp, 144A	7.625%	12/01/21	B+	1,839,413
1,290		Waste Pro USA Inc., 144A	5.500%	2/15/26	B+	1,329,938
		Total Commercial Services & Supplies				11,520,990

		Communications Equipment – 0.2%

600		IHS Netherlands Holdco BV, 144A	8.000%	9/18/27	B+	612,870
270		ViaSat Inc., 144A	5.625%	9/15/25	B	272,025
350		ViaSat Inc., 144A	5.625%	4/15/27	BB+	367,500
		Total Communications Equipment				1,252,395

		Construction & Engineering – 0.2%

600		GMR Hyderabad International Airport Ltd, 144A	5.375%	4/10/24	BB+	616,823
600		International Airport Finance SA, 144A	12.000%	3/15/33	B2	665,250
		Total Construction & Engineering				1,282,073

		Diversified Financial Services – 0.7%

585		Cometa Energia SA de CV, 144A	6.375%	4/24/35	BBB	622,294
325		Minejesa Capital BV, 144A	4.625%	8/10/30	Baa3	334,059
650		Minejesa Capital BV, 144A	5.625%	8/10/37	Baa3	701,953
6,505	BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	1,769,131
		Total Diversified Financial Services				3,427,437

		Electric Utilities – 2.1%

640		Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	BBB–	694,093
700		Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd / Parampujya Solar Energy, 144A	6.250%	12/10/24	BB+	731,150
265		Consorcio Transmantaro SA, 144A	4.700%	4/16/34	Baa3	288,187
600		Empresa de Transmision Electrica SA, 144A	5.125%	5/02/49	Baa1	689,625
1,800,000	COP	Empresas Publicas de Medellin ESP, 144A	8.375%	11/08/27	BBB	551,845
700		Enel Americas SA	4.000%	10/25/26	A–	733,250
1,755		Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	B1	1,803,280
600		Lamar Funding Ltd, 144A	3.958%	5/07/25	Ba1	557,831
600		Listrindo Capital BV, 144A	4.950%	9/14/26	BB+	608,400
494		LLPL Capital Pte Ltd, 144A	6.875%	2/04/39	Baa3	573,700
400		Pampa Energia SA, 144A	7.500%	1/24/27	B–	302,000
250		Perusahaan Listrik Negara PT, 144A	4.875%	7/17/49	BBB	271,708
575		Talen Energy Supply LLC	6.500%	6/01/25	B3	437,000
625		Talen Energy Supply LLC, 144A	7.250%	5/15/27	Ba3	635,187
1,450		Vistra Operations Co LLC, 144A	5.625%	2/15/27	BB	1,525,661
725		Vistra Operations Co LLC, 144A	5.000%	7/31/27	BB	746,518
		Total Electric Utilities				11,149,435

		Electrical Equipment – 0.2%

1,200		NextEra Energy Operating Partners LP, 144A	3.875%	10/15/26	Ba1	1,200,000

		Energy Equipment & Services – 0.9%

315		Archrock Partners LP / Archrock Partners Finance Corp	6.000%	10/01/22	B+	318,544
1,550		Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	1,644,875
850		Transocean Poseidon Ltd, 144A	6.875%	2/01/27	B1	875,500
800		Transocean Sentry Ltd, 144A	5.375%	5/15/23	B1	799,000
1,175		USA Compression Partners LP / USA Compression Finance Corp, 144A	6.875%	9/01/27	BB–	1,213,188
		Total Energy Equipment & Services				4,851,107

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Equity Real Estate Investment Trust – 2.2%

$200		Brookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	$209,000
740		CyrusOne LP / CyrusOne Finance Corp	5.375%	3/15/27	BBB–	789,025
1,200		Equinix Inc.	5.375%	5/15/27	BBB–	1,293,750
225		HAT Holdings I LLC / HAT Holdings II LLC, 144A	5.250%	7/15/24	BB+	236,531
865		Iron Mountain Inc., 144A	5.250%	3/15/28	BB–	894,168
1,575		iStar Inc.	4.750%	10/01/24	BB	1,600,594
615		MPT Operating Partnership LP / MPT Finance Corp	5.000%	10/15/27	BBB–	644,213
3,200		MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB–	3,296,000
530		PLA Administradora Industrial S de RL de CV, 144A	4.962%	7/18/29	Baa3	539,943
990		Sabra Health Care LP	5.125%	8/15/26	BBB–	1,058,432
1,245		SBA Communications Corp	4.875%	9/01/24	BB–	1,288,575
		Total Equity Real Estate Investment Trust				11,850,231

		Gas Utilities – 1.2%

1,480		AmeriGas Partners LP / AmeriGas Finance Corp	5.750%	5/20/27	BB	1,594,700
740		LBC Tank Terminals Holding Netherlands BV, 144A	6.875%	5/15/23	B	752,950
1,650		National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB	1,718,079
640		NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	B+	609,600
725		NGL Energy Partners LP / NGL Energy Finance Corp, 144A	7.500%	4/15/26	B+	728,263
1,060		Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB–	1,083,341
		Total Gas Utilities				6,486,933

		Health Care Providers & Services – 1.5%

665		CHS/Community Health Systems Inc.	6.250%	3/31/23	BB	660,578
1,100		CHS/Community Health Systems Inc., 144A	8.000%	3/15/26	B	1,097,250
1,150		Encompass Health Corp	5.750%	9/15/25	B+	1,199,852
325		Encompass Health Corp	4.500%	2/01/28	B+	328,575
600		Encompass Health Corp	4.750%	2/01/30	B+	606,240
200		HCA Inc.	5.625%	9/01/28	Ba2	222,860
1,500		HCA Inc.	5.875%	2/01/29	Ba2	1,678,125
185		HCA Inc., (6)	5.125%	6/15/39	BBB–	202,322
475		RegionalCare Hospital Partners Holdings Inc. / LifePoint Health Inc., 144A	9.750%	12/01/26	CCC+	508,202
600		Tenet Healthcare Corp	6.750%	6/15/23	B–	630,108
500		Tenet Healthcare Corp, 144A	5.125%	11/01/27	BB–	516,675
400		Tenet Healthcare Corp	6.875%	11/15/31	B–	364,000
		Total Health Care Providers & Services				8,014,787

		Hotels, Restaurants & Leisure – 0.1%

555		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	1/15/28	BB+	575,812

		Household Durables – 0.3%

900		KB Home	6.875%	6/15/27	BB–	1,012,500
600		LGI Homes Inc., 144A	6.875%	7/15/26	BB–	624,000
		Total Household Durables				1,636,500

		Independent Power & Renewable Electricity Producers – 0.9%

635		Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba3	641,657
500		Calpine Corp, 144A	5.250%	6/01/26	BB+	517,500
700		Kallpa Generacion SA, 144A	4.125%	8/16/27	Baa3	724,507
525		NRG Energy Inc., 144A	5.250%	6/15/29	BB	564,533
1,425		NRG Energy Inc., 144A, (6)	4.450%	6/15/29	BBB–	1,485,006
575		Termocandelaria Power Ltd, 144A	7.875%	1/30/29	BB+	633,075
		Total Independent Power & Renewable Electricity Producers				4,566,278

		Media – 0.8%

1,250		Altice France SA/France, 144A	7.375%	5/01/26	B	1,341,825
600		CSC Holdings LLC, 144A	7.500%	4/01/28	B	675,690
1,750		CSC Holdings LLC, 144A, (WI/DD)	5.750%	1/15/30	B	1,828,960
620		Virgin Media Secured Finance PLC, 144A	5.250%	1/15/26	BB+	637,050
		Total Media				4,483,525

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Mortgage Real Estate Investment Trust – 0.4%

$1,000		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc., 144A	5.750%	2/01/27	BB+	$1,122,800
840		Starwood Property Trust Inc.	4.750%	3/15/25	BB–	868,812
		Total Mortgage Real Estate Investment Trust				1,991,612

		Oil, Gas & Consumable Fuels – 4.0%

1,725		Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	BB+	1,436,028
300		Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	1/15/28	BB+	249,000
600		Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB–	657,000
1,725		Cheniere Energy Partners LP, 144A	4.500%	10/01/29	BB	1,767,047
1,900		Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB–	1,939,786
1,500		DCP Midstream Operating LP	5.125%	5/15/29	BB+	1,528,125
850		EnLink Midstream LLC	5.375%	6/01/29	BBB–	811,750
1,250		EnLink Midstream Partners LP	4.850%	7/15/26	BBB–	1,187,500
1,705		Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B+	1,632,537
450		Global Partners LP / GLP Finance Corp	7.000%	6/15/23	B+	463,500
940		Global Partners LP / GLP Finance Corp, 144A	7.000%	8/01/27	B+	968,200
600		KazTransGas JSC, 144A	4.375%	9/26/27	Baa3	628,493
515		Martin Midstream Partners LP / Martin Midstream Finance Corp	7.250%	2/15/21	B	478,311
700		NEED DESCRIPTION, 144A	5.625%	2/15/26	BB+	731,500
1,200		NuStar Logistics LP	6.000%	6/01/26	Ba2	1,298,760
640		Par Petroleum LLC / Par Petroleum Finance Corp, 144A	7.750%	12/15/25	BB–	635,200
600		Peru LNG Srl, 144A	5.375%	3/22/30	BBB–	622,500
1,075		Sunoco LP / Sunoco Finance Corp	5.875%	3/15/28	BB	1,140,844
300		Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	6.500%	7/15/27	BB	327,327
1,250		Targa Resources Partners LP / Targa Resources Partners Finance Corp, 144A	6.875%	1/15/29	BB	1,365,713
1,140		TransMontaigne Partners LP / TLP Finance Corp, 144A	6.125%	2/15/26	BB	1,097,250
400		Transportadora de Gas del Sur SA, 144A	6.750%	5/02/25	B–	350,000
		Total Oil, Gas & Consumable Fuels				21,316,371

		Real Estate Management & Development – 0.8%

3,310		Hunt Cos Inc., 144A	6.250%	2/15/26	BB–	3,243,800
625		Kennedy-Wilson Inc.	5.875%	4/01/24	BB	641,213
200		RKI Overseas Finance 2016 B Ltd	4.700%	9/06/21	BB–	197,624
400		Shimao Property Holdings Ltd	4.750%	7/03/22	BBB–	407,472
		Total Real Estate Management & Development				4,490,109

		Road & Rail – 0.5%

270		Lima Metro Line 2 Finance Ltd, 144A	4.350%	4/05/36	Baa1	287,212
600		Rumo Luxembourg Sarl, 144A	5.875%	1/18/25	BB	632,256
600		Transnet SOC Ltd, 144A	4.000%	7/26/22	Baa3	603,000
1,250		United Rentals North America Inc.	5.500%	5/15/27	BB–	1,325,000
		Total Road & Rail				2,847,468

		Thrifts & Mortgage Finance – 0.3%

1,730		Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB	1,768,925

		Trading Companies & Distributors – 0.2%

890		Fortress Transportation & Infrastructure Investors LLC, 144A	6.500%	10/01/25	BB–	914,475

		Transportation Infrastructure – 0.8%

600		Adani Ports & Special Economic Zone Ltd, 144A	4.000%	7/30/27	BBB–	613,212
625		Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB+	788,288
1,025		Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB–	1,076,762
600		DP World PLC, 144A	5.625%	9/25/48	Baa1	693,000
4,200	MXN	Grupo Aeroportuario del Centro Norte SAB de CV	6.850%	6/07/21	N/R	214,853
900		Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB+	905,625
		Total Transportation Infrastructure				4,291,740

		Wireless Telecommunication Services – 0.3%

865		Hughes Satellite Systems Corp	6.625%	8/01/26	BB	938,923

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		Wireless Telecommunication Services (continued)

$430		Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC, 144A	5.152%	3/20/28	Baa2	$466,550
		Total Wireless Telecommunication Services				1,405,473
		Total Corporate Bonds (cost $108,489,998)				112,123,676

Principal Amount (000)	(5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 20.5% (14.5% of Total Investments)

		Diversified Financial Services – 1.0%

$945		National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$1,008,314
4,010		Transcanada Trust	5.625%	5/20/75	BBB	4,120,275
		Total Diversified Financial Services				5,128,589

		Electric Utilities – 6.7%

2,175		AusNet Services Holdings Pty Ltd	5.750%	3/17/76	BBB	2,279,488
995		ComEd Financing III	6.350%	3/15/33	Baa2	1,074,600
3,545		Duke Energy Corp	4.875%	N/A (7)	BBB	3,626,535
1,300	GBP	Electricite de France SA	5.875%	N/A (7)	BBB	1,718,295
5,623		Emera Inc.	6.750%	6/15/76	BBB–	6,171,242
3,870		Enel SpA, 144A	8.750%	9/24/73	BBB	4,532,738
3,294		NextEra Energy Capital Holdings Inc., (3-Month LIBOR reference rate + 2.07% spread), (8)	4.166%	10/01/66	BBB	2,766,960
6,198		NextEra Energy Capital Holdings Inc., (3-Month LIBOR reference rate + 2.13% spread), (8)	4.244%	6/15/67	BBB	5,244,036
4,040		NextEra Energy Capital Holdings Inc.	4.800%	12/01/77	BBB	4,100,844
1,790		NextEra Energy Capital Holdings Inc.	5.650%	5/01/79	BBB	1,945,108
705		PPL Capital Funding Inc., (3-Month LIBOR reference rate + 2.67% spread), (8)	4.769%	3/30/67	BBB	623,316
840		Southern Co	5.500%	3/15/57	BBB	874,159
910		SSE PLC	4.750%	9/16/77	BBB–	913,868
		Total Electric Utilities				35,871,189

		Gas Utilities – 0.2%

960		SK E&S Co Ltd, 144A	4.875%	N/A (7)	BB+	955,200

		Independent Power & Renewable Electricity Producers – 0.4%

1,985		AES Gener SA, 144A	7.125%	3/26/79	BB	2,084,250

		Marine – 0.2%

1,205		Royal Capital BV	4.875%	N/A (7)	N/R	1,214,037

		Multi-Utilities – 2.3%

3,360		CenterPoint Energy Inc.	6.125%	N/A (7)	BBB–	3,536,400
1,275		Dominion Energy Inc.	5.750%	10/01/54	BBB–	1,353,086
895		NiSource Inc.	5.650%	N/A (7)	BBB–	899,475
2,612		RWE AG	6.625%	7/30/75	BB+	2,915,706
4,407		WEC Energy Group Inc., (3-Month LIBOR reference rate + 2.11% spread), (8)	4.271%	5/15/67	BBB	3,707,389
		Total Multi-Utilities				12,412,056

		Oil, Gas & Consumable Fuels – 8.2%

2,105		Buckeye Partners LP	6.375%	1/22/78	Ba1	1,557,700
2,435		DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB–	2,211,710
6,110		Enbridge Inc.	6.000%	1/15/77	BBB–	6,355,369
6,510		Enbridge Inc.	5.500%	7/15/77	BBB–	6,553,370
2,335		Enbridge Inc.	6.250%	3/01/78	BBB–	2,474,832
4,619		Energy Transfer Operating LP, (3-Month LIBOR reference rate + 3.02% spread), (8)	5.271%	11/01/66	Ba1	3,464,712
841		Energy Transfer Operating LP	6.250%	N/A (7)	BB	780,027
1,809		Enterprise Products Operating LLC	4.875%	8/16/77	Baa2	1,747,946
3,635		Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	3,604,671
1,665		Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	1,607,094

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Principal Amount (000)	(5)	Description (1)			Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels (continued)

$3,660		Plains All American Pipeline LP			6.125%	N/A (7)	BB	$3,447,574
5,604		TransCanada PipeLines Ltd, (3-Month LIBOR reference rate + 2.21% spread), (8)			4.368%	5/15/67	Baa2	4,371,135
3,145		Transcanada Trust			5.875%	8/15/76	BBB	3,326,970
1,995		Transcanada Trust			5.500%	9/15/79	BBB	2,056,905
		Total Oil, Gas & Consumable Fuels						43,560,015

		Real Estate Management & Development – 1.2%

4,250		AT Securities BV			5.250%	N/A (7)	BBB–	4,255,313
1,090	EUR	CPI Property Group SA			4.375%	N/A (7)	BB+	1,209,965
1,750	SGD	Frasers Property Treasury Pte Ltd			3.950%	N/A (7)	N/R	1,222,876
		Total Real Estate Management & Development						6,688,154

		Road & Rail – 0.3%

1,430		BNSF Funding Trust I			6.613%	12/15/55	A–	1,580,150
		Total $1,000 Par (or similar) Institutional Preferred (cost $111,317,224)						109,493,640

Shares		Description (1)			Coupon		Ratings (4)	Value

		CONVERTIBLE PREFERRED SECURITIES – 5.1% (3.6% of Total Investments)

		Electric Utilities – 0.8%

77,381		American Electric Power Co Inc.			6.125%		BBB	$4,262,145

		Equity Real Estate Investment Trust – 2.2%

53,260		Braemar Hotels & Resorts Inc.			5.500%		N/R	1,111,004
2,957		Crown Castle International Corp, (2)			6.875%		N/R	3,737,796
8,708		Equity Commonwealth			6.500%		N/R	244,259
9,858		Lexington Realty Trust			6.500%		N/R	566,737
26,417		QTS Realty Trust Inc.			6.500%		B–	3,209,401
25,062		RLJ Lodging Trust			1.950%		N/R	676,423
40,891		RPT Realty			7.250%		N/R	2,261,272
		Total Equity Real Estate Investment Trust						11,806,892

		Multi-Utilities – 2.1%

57,042		CenterPoint Energy Inc.			7.000%		N/R	2,981,015
44,133		Dominion Energy Inc.			7.250%		BBB–	4,667,065
11,030		DTE Energy Co			6.500%		BBB+	639,850
20,340		Sempra Energy			6.000%		N/R	2,404,188
5,404		Sempra Energy			6.750%		N/R	635,835
		Total Multi-Utilities						11,327,953
		Total Convertible Preferred Securities (cost $24,428,523)						27,396,990

Principal Amount (000)		Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (4)	Value

		VARIABLE RATE SENIOR LOAN INTERESTS – 3.0% (2.1% of Total Investments) (9)

		Capital Markets – 0.3%

$534		Capital Automotive LP, Term Loan, First Lien	4.550%	1-Month LIBOR	2.500%	3/24/24	B1	$535,143
768		Capital Automotive LP, Term Loan, Second Lien	8.044%	1-Month LIBOR	6.000%	3/24/25	CCC+	773,899
1,302		Total Capital Markets						1,309,042

		Chemicals – 0.2%

995		Messer Industries GmbH, Term Loan	4.604%	3-Month LIBOR	2.500%	3/01/26	BB–	994,383

		Equity Real Estate Investment Trust – 0.4%

993		Iron Mountain Inc., Term Loan B	3.794%	1-Month LIBOR	1.750%	1/02/26	BB	985,412
1,140		VICI Properties 1 LLC, Term Loan B	4.046%	1-Month LIBOR	2.000%	12/22/24	BBB–	1,144,394
2,133		Total Equity Real Estate Investment Trust						2,129,806

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (4)	Value

	Health Care Providers & Services – 0.4%

$485	Concentra, Inc., Term Loan B	4.540%	3-Month LIBOR	2.500%	6/01/22	B+	$489,036
1,737	Lifepoint Health, Inc., Term Loan	6.554%	1-Month LIBOR	4.500%	11/16/25	B+	1,741,087
2,222	Total Health Care Providers & Services						2,230,123

	Hotels, Restaurants & Leisure – 0.2%

985	CityCenter Holdings LLC, Term Loan B	4.294%	1-Month LIBOR	2.250%	4/18/24	BB–	988,348

	Oil, Gas & Consumable Fuels – 0.6%

1,975	BCP Renaissance Parent, Term Loan B	5.756%	3-Month LIBOR	3.500%	11/01/24	BB–	1,891,072
1,443	Delek US Holdings, Inc., Term Loan B	4.354%	1-Month LIBOR	2.250%	3/30/25	BBB–	1,441,795
3,418	Total Oil, Gas & Consumable Fuels						3,332,867

	Real Estate Management & Development – 0.8%

2,970	GGP, Term Loan B	4.544%	1-Month LIBOR	2.500%	8/24/25	BB+	2,934,271
1,540	Invitation Homes Operating Partnership, Term Loan A	3.746%	1-Month LIBOR	1.700%	2/06/22	N/R	1,509,200
4,510	Total Real Estate Management & Development						4,443,471

	Road & Rail – 0.1%

601	Kenan Advantage Group Inc., Term Loan	5.044%	1-Month LIBOR	3.000%	8/01/22	B+	572,911
143	Kenan Advantage Group Inc., Term Loan B	5.044%	1-Month LIBOR	3.000%	7/29/22	B+	136,240
744	Total Road & Rail						709,151
$16,309	Total Variable Rate Senior Loan Interests (cost $16,188,702)						16,137,191

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.9% (0.7% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.7%

$4,735	Cheniere Energy Inc.			4.250%	3/15/45	N/R	$3,651,869

	Real Estate Management & Development – 0.2%

1,360	Tricon Capital Group Inc., 144A			5.750%	3/31/22	N/R	1,394,000
$6,095	Total Convertible Bonds (cost $4,705,746)						5,045,869

Shares	Description (1), (11)						Value

	INVESTMENT COMPANIES – 0.7% (0.5% of Total Investments)

5,279,392	Keppel Infrastructure Trust						$2,025,344
1,394,408	Starwood European Real Estate Finance Ltd						1,723,066
	Total Investment Companies (cost $3,638,807)						3,748,410

Principal Amount (000)	Description (1)			Interest Rate (12)	Maturity		Value

	WHOLE LOANS – 0.6% (0.4% of Total Investments) (13), (14)

	Commercial Loans – 0.4%

$13,956	NCH Corp, (15), (16), (21)			11.925%	8/01/49		$1,785,487

	Multifamily Loans – 0.2%

4,383	NCH Corp, (15), (16), (21)			11.925%	8/01/49		1,190,513
$18,339	Total Whole Loans (cost $18,938,262)						2,976,000

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

Shares	Description (1)			Value

	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)

	Equity Real Estate Investment Trust – 0.0%

67,919	ESR-REIT, (2)			$885
63,415	Keppel DC REIT, (2)			9,176
	Total Equity Real Estate Investment Trust			10,061
	Total Common Stock Rights (cost $0)			10,061
	Total Long-Term Investments (cost $711,878,576)			738,960,923
Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 3.2% (2.3% of Total Investments)

	REPURCHASE AGREEMENTS – 3.2% (2.3% of Total Investments)

$17,089	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $17,089,895, collateralized $15,730,000 U.S. Treasury Notes, 2.875%, due 8/15/28, value $17,432,946	0.850%	10/01/19	$17,089,491
	Total Short-Term Investments (cost $17,089,491)			17,089,491
	Total Investments (cost $728,047,522) – 141.7%			756,050,414
	Borrowings – (41.7)% (17), (18)			(222,225,000)
	Other Assets Less Liabilities – (0.0)% (19)			(391,060)
	Net Assets – 100%			$533,434,354

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (20)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Securities LLC	$112,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(5,695,090)	$(5,695,090)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (SEC) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$213,730,041	$111,379,866	$—	$325,109,907
$25 Par (or similar) Retail Preferred	133,428,274	3,490,905	—	136,919,179
Corporate Bonds	—	112,123,676	—	112,123,676
$1,000 Par (or similar) Institutional Preferred	—	109,493,640	—	109,493,640
Convertible Preferred Securities	23,659,194	3,737,796	—	27,396,990
Variable Rate Senior Loan Interests	—	16,137,191	—	16,137,191
Convertible Bonds	—	5,045,869	—	5,045,869
Investment Companies	3,748,410	—	—	3,748,410
Whole Loans	—	—	2,976,000	2,976,000
Common Stock Rights	—	10,061	—	10,061

Short-Term Investments:
Repurchase Agreements	—	17,089,491	—	17,089,491

Investments in Derivatives:
Interest Rate Swaps*	—	(5,695,090)	—	(5,695,090)
Total	$374,565,919	$372,813,405	$2,976,000	$750,355,324
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.

(7)	Perpetual security. Maturity date is not applicable.

(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(9)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(12)	Represents the interest rate, coupon and maturity in effect as of the end of the reporting period.

(13)	Securities purchased as part of a private placement, which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933.

(14)	Interest rates on whole loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the reporting period.

(15)	Loan is currently default with regards to scheduled interest and/or principal payments.

(16)

Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.

(17)	Borrowings as a percentage of Total Investments is 29.4%.

(18)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(19)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(20)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(21)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro

GBP	Pound Sterling

LIBOR	London Inter-Bank Offered Rate

MXN	Mexican Peso

REIT	Real Estate Investment Trust

SGD	Singapore Dollar

WI/DD	Purchased on a when-issued or delayed delivery basis.